Share-based payments - Unrecognized Share-based Compensation Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Unrecognized Share-based Compensation Cost
Total unrecognized expense	$ 24,772	$ 24,308
EDIP | Time vesting shares
Unrecognized Share-based Compensation Cost
Unrecognized cost	$ 8,829	$ 11,774
Weighted average years over which it is expected to be recognized	1 year 10 months 17 days	2 years 7 months 28 days
ELTIP | Time vesting shares
Unrecognized Share-based Compensation Cost
Unrecognized cost	$ 66	$ 118
Weighted average years over which it is expected to be recognized	1 year 1 month 13 days	2 years 1 month 13 days
ELTIP | Performance vesting shares
Unrecognized Share-based Compensation Cost
Unrecognized cost	$ 15,877	$ 12,416
Weighted average years over which it is expected to be recognized	1 year 9 months 14 days	1 year 9 months 3 days